Share-based Compensation (2007 and 2011 Share Plan, Narrative) (Details)						12 Months Ended					12 Months Ended
	Feb. 28, 2011 2007 Share Plan [Member] Share Options [Member]	Dec. 15, 2010 2007 Share Plan [Member] Share Options [Member]	Apr. 26, 2010 2007 Share Plan [Member] Share Options [Member]	Dec. 15, 2007 2007 Share Plan [Member] Share Options [Member]	Jun. 07, 2007 2007 Share Plan [Member] Share Options [Member]	Dec. 31, 2013 2007 Share Plan [Member] Awards (Collectively) [Member] Schedule IV [Member]	Dec. 31, 2013 2007 Share Plan [Member] Awards (Collectively) [Member] Schedule IV [Member] Vesting each quarter as the vesting commencement date over remaining period thereafter [Member]	Dec. 31, 2013 2007 Share Plan [Member] Awards (Collectively) [Member] Schedule V [Member]	Dec. 31, 2013 2007 Share Plan [Member] Awards (Collectively) [Member] Schedule V [Member] Vesting each quarter as the vesting commencement date over remaining period thereafter [Member]	Mar. 15, 2011 2011 Share Plan [Member] Awards (Collectively) [Member]	Dec. 31, 2013 2011 Share Plan [Member] Awards (Collectively) [Member] Schedule VI [Member]	Dec. 31, 2013 2011 Share Plan [Member] Awards (Collectively) [Member] Schedule VI [Member] Vesting when granted and not subject to any vesting terms [Member]	Dec. 31, 2013 2011 Share Plan [Member] Awards (Collectively) [Member] Schedule VI [Member] Vesting each quarter as the vesting commencement date over remaining period thereafter [Member]	Dec. 31, 2013 2011 Share Plan [Member] Awards (Collectively) [Member] Schedule VII [Member]	Dec. 31, 2013 2011 Share Plan [Member] Awards (Collectively) [Member] Schedule VII [Member] Vesting each month as the vesting commencement date over remaining period thereafter [Member]	Dec. 31, 2013 2011 Share Plan [Member] Awards (Collectively) [Member] Schedule VIII [Member]	Dec. 31, 2013 2011 Share Plan [Member] Awards (Collectively) [Member] Schedule VIII [Member] Vesting on the first-year anniversary of the vesting commencement date [Member]	Dec. 31, 2013 2011 Share Plan [Member] Awards (Collectively) [Member] Schedule VIII [Member] Vesting each quarter as the vesting commencement date over remaining period thereafter [Member]	Dec. 31, 2013 2007 and 2011 Share Plan [Member] Awards (Collectively) [Member] Schedule I [Member]	Dec. 31, 2013 2007 and 2011 Share Plan [Member] Awards (Collectively) [Member] Schedule I [Member] Vesting on the first-year anniversary of the vesting commencement date [Member]	Dec. 31, 2013 2007 and 2011 Share Plan [Member] Awards (Collectively) [Member] Schedule I [Member] Vesting each month as the vesting commencement date over remaining period thereafter [Member]	Dec. 31, 2013 2007 and 2011 Share Plan [Member] Awards (Collectively) [Member] Schedule II [Member] Vesting on the first-year anniversary of the vesting commencement date [Member]	Dec. 31, 2013 2007 and 2011 Share Plan [Member] Awards (Collectively) [Member] Schedule III [Member] Vesting when granted and not subject to any vesting terms [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common shares authorized for issuance					10,000,000					13,000,000
Number of common shares reserved for issuance	44,415,442	36,415,442	26,415,442	21,176,471	10,000,000					13,000,000
Number of shares available for future grants										13,000,000
Vesting period						4 years		6 years			3 years			2 years		4 years			4 years
Percentage of vesting							6.25%		4.1667%			25.00%	6.25%		41.6667%		25.00%	6.25%		25.00%	2.0833%	100.00%	100.00%
Remaining period thereafter							4 years		6 years				3 years		2 years			3 years			3 years